UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   (HGK LOGO)
                                EQUITY VALUE FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                             AS OF OCTOBER 31, 2009

                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

HGK EQUITY VALUE FUND

October 31, 2009

                                TABLE OF CONTENTS

Manager's Discussion of Fund Performance ..................................    2
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................    7
Statement of Operations ...................................................    8
Statement of Changes in Net Assets ........................................    9
Financial Highlights ......................................................   10
Notes to Financial Statements .............................................   11
Report of Independent Registered Public Accounting Firm ...................   15
Disclosure of Fund Expenses ...............................................   16
Trustees and Officers of the Advisors' Inner Circle Fund ..................   17
Board Considerations in Re-Approving the Advisory Agreement ...............   22
Notice to Shareholders ....................................................   24

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-877-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

                    MANAGER'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY

For the year ended October 31, 2009, the Fund returned 11.46%. The Fund's performance benchmark, the Russell 1000 Value Index, posted a return of 4.78% over the same period, while the S&P 500 Index returned 9.80%.

YEAR ENDED OCTOBER 2009 EQUITY COMMENTARY

The market saw continued appreciation of all asset classes. Domestic equity markets participated in this rally. The common characteristics of securities leading the market not only give us clues to the nature of the rally but also raise questions about what is to come. While many indices ended the quarter near their highs for the year, it has been the riskiest stocks, particularly financial services, small caps, and highly levered companies that have led the charge. Much of these advances have been fueled by capital inflows and increasing risk appetite rather than improving fundamentals in almost every segment of the market. This increased risk appetite, fueled by the Federal Reserve's near-zero interest rate policy, has led investors to seek higher risk assets, focusing on distressed companies returning from the cusp of bankruptcy. As a result, long-dated high yield U.S. corporate bonds have returned over 70% during the first three quarters with bonds rated C or lower returning over 110%. As low quality securities have been the chief beneficiaries of capital inflows, we question whether this will remain the case.

We currently remain cautious on whether economic factors will experience substantial improvement. The U.S. consumer, which has been the engine for global growth over the past several decades, is still reeling from debt to disposable income levels of 125% and unemployment above 9.5%. With a savings rate that remains below historical averages, it is unlikely that U.S. consumers will be able to regenerate their historical buying power in the near future.

Additionally, the effects of federal economic stimulus are being hampered by municipal and state budget constraints, muting the expected stimulus multiplier. Finally, with massive amounts of liquidity pumped into the financial system it is unlikely that the Fed will be able to keep short-term rates near zero indefinitely. When an exit strategy is eventually implemented short-term rates will rise, which will immediately quell a risky asset rally.

Despite the headwinds facing the economy, we believe that equities as an asset class are still attractive. As of August, year to date cash inflows into equity funds have been $30 Billion, whereas $260 Billion has flowed into the fixed income market. Equities seem particularly attractive given the depressed yields resulting from the prevailing rally in fixed income. We believe that opportunity exists in high quality companies that lagged as poor quality names quickly rebounded. We are focusing on larger capitalization undervalued companies with low risk profiles, positions of superior competitive advantage, and substantial percentages of revenues coming from international operations. At HGK we remain overweight to Consumer Staples, Utilities, and Healthcare as these areas currently present significant opportunity and are less vulnerable to a weak economy. Conversely, we continue to hold a modest underweight to Financial Services, as valuations in this sector are inadequately discounting the prevailing headwinds for its constituents.

Michael Pendergast, CFA
Managing Director / Chief Investment Officer
HGK Asset Management, Inc.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH NOR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX(R) IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS INTENDED TO BE A REPRESENTATIVE SAMPLE OF LEADING COMPANIES OF LEADING INDUSTRIES WITHIN THE U.S. ECONOMY.

  COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HGK EQUITY
     VALUE FUND, VERSUS THE RUSSELL 1000 VALUE INDEX AND THE S&P 500 INDEX.

   Average Annual Total Return(1)
 For Period Ended October 31, 2009
------------------------------------
One Year   3 Year   5 Year   10 Year
 Return    Return   Return    Return
--------   ------   ------   -------
 11.46%    -6.56%    1.78%    2.11%

                              (PERFORMANCE GRAPH)

                              HGK            Russell
                            Equity             1000             S&P
                             Value            Value             500
                             Fund             Index(2)         Index(2)
                `           -------          -------          -------
        10/31/1999          $10,000          $10,000          $10,000
            Oct-00          $10,379          $10,552          $10,609
            Oct-01          $ 9,583          $ 9,300          $ 7,967
            Oct-02          $ 7,765          $ 8,368          $ 6,764
            Oct-03          $ 9,977          $10,282          $ 8,170
            Oct-04          $11,281          $11,871          $ 8,940
            Oct-05          $12,622          $13,280          $ 9,719
            Oct-06          $15,100          $16,129          $11,307
            Oct-07          $17,347          $17,876          $12,953
            Oct-08          $11,054          $11,298          $ 8,278
            Oct-09          $12,321          $11,839          $ 9,089

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

(2)  See definition of comparative indices on page 3.

SECTOR WEIGHTINGS (UNAUDITED)+

October 31, 2009

                                  (BAR CHART)

Financials                                  18.6%
Energy                                      15.7%
Health Care                                 13.7%
Consumer Staples                             9.3%
Industrials                                  8.7%
Information Technology                       8.1%
Consumer Discretionary                       7.6%
Utilities                                    6.2%
Telecommunication Services                   4.4%
Materials                                    4.0%
Short-Term Investment                        3.7%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS

                                                         Value
HGK EQUITY VALUE FUND                          Shares    (000)
---------------------                         --------   ------
COMMON STOCK (96.1%)
AEROSPACE & DEFENSE (4.1%)
   Boeing                                        3,700   $  177
   General Dynamics                              2,900      182
                                                         ------
                                                            359
                                                         ------
APPAREL MANUFACTURERS (4.6%)
   NIKE, Cl B                                    3,500      217
   VF                                            2,700      192
                                                         ------
                                                            409
                                                         ------
BANKS (7.3%)
   Bank of America                              10,100      147
   Bank of New York Mellon                       3,100       83
   JPMorgan Chase                                5,400      225
   State Street                                  4,400      185
                                                         ------
                                                            640
                                                         ------
BEAUTY PRODUCTS (2.3%)
   Colgate-Palmolive                             2,600      204
                                                         ------
CHEMICALS (1.3%)
   PPG Industries                                2,100      119
                                                         ------
COMPUTERS & SERVICES (2.2%)
   International Business
      Machines                                   1,600      193
                                                         ------
ELECTRICAL SERVICES (6.2%)
   Entergy                                       2,500      192
   PPL                                           6,000      176
   Southern                                      4,600      175
                                                         ------
                                                            543
                                                         ------
ENTERTAINMENT (2.0%)
   Time Warner                                   5,900      178
   Time Warner Cable, Cl A                           1       --
                                                         ------
                                                            178
                                                         ------

                                                          Value
                                               Shares     (000)
                                              --------   ------
FINANCIAL SERVICES (4.1%)
   Goldman Sachs Group                           1,100   $  187
   Morgan Stanley                                5,500      177
                                                         ------
                                                            364
                                                         ------
FOOD, BEVERAGE & TOBACCO (2.4%)
   Safeway                                       9,400      210
                                                         ------
HOUSEHOLD PRODUCTS (2.4%)
   Kimberly-Clark                                3,400      208
                                                         ------
INDUSTRIALS (1.4%)
   General Electric                              8,900      127
                                                         ------
INSURANCE (7.1%)
   Allstate                                      7,200      213
   MetLife                                       5,100      173
   Travelers                                     4,800      239
                                                         ------
                                                            625
                                                         ------
MACHINERY (3.2%)
   Caterpillar                                   2,700      149
   Parker Hannifin                               2,500      132
                                                         ------
                                                            281
                                                         ------
MEDICAL PRODUCTS & SERVICES (6.1%)
   Johnson & Johnson                             3,500      207
   St. Jude Medical*                             4,800      163
   UnitedHealth Group                            6,500      169
                                                         ------
                                                            539
                                                         ------
METALS (2.6%)
   Freeport-McMoRan Copper & Gold*               1,700      125
   Nucor                                         2,600      103
                                                         ------
                                                            228
                                                         ------
OIL FIELD SERVICES (4.0%)
   Baker Hughes                                  3,500      147
   National Oilwell Varco*                       4,900      201
                                                         ------
                                                            348
                                                         ------
PETROLEUM & FUEL PRODUCTS (2.3%)
   Apache                                        2,150      202
                                                         ------
PETROLEUM REFINING (9.4%)
   Chevron                                       3,000      230
   ConocoPhillips                                4,200      211
   Exxon Mobil                                   2,850      204
   Marathon Oil                                  5,800      185
                                                         ------
                                                            830
                                                         ------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (concluded)

October 31, 2009

                                                          Value
HGK EQUITY VALUE FUND                          Shares     (000)
---------------------                         --------   ------
PHARMACEUTICALS (7.6%)
   Eli Lilly                                     5,300   $  180
   Forest Laboratories*                          3,100       86
   McKesson                                      2,600      153
   Pfizer                                       14,235      243
                                                         ------
                                                            662
                                                         ------
RETAIL (3.2%)
   Best Buy                                      2,200       84
   CVS Caremark                                  5,500      194
                                                         ------
                                                            278
                                                         ------
SEMI-CONDUCTORS/INSTRUMENTS (2.0%)
   Intel                                         9,300      178
                                                         ------
SOFTWARE (2.4%)
   Oracle                                        9,900      209
                                                         ------
TELEPHONES & TELECOMMUNICATIONS (5.9%)
   AT&T                                          7,300      187
   Motorola                                     15,100      130
   Verizon Communications                        6,700      198
                                                         ------
                                                            515
                                                         ------
TOTAL COMMON STOCK
   (Cost $9,560)                                          8,449
                                                         ------
SHORT-TERM INVESTMENT (3.8%)
   AIM Liquid Assets Institutional
      Money Market Fund, 0.210% (A)            327,995      328
                                                         ------
TOTAL SHORT-TERM INVESTMENT
   (Cost $328)                                              328
                                                         ------
TOTAL INVESTMENTS (99.9%)
   (Cost $9,888)                                         $8,777
                                                         ======

PERCENTAGES ARE BASED ON NET ASSETS OF $8,790(000).

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

CL - CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

October 31, 2009

                                                                         HGK
                                                                    EQUITY VALUE
                                                                        FUND
                                                                    ------------
Assets:
   Investments at Value (Cost $9,888) ...........................    $    8,777
   Receivable for Investment Securities Sold ....................            78
   Receivable due from Investment Adviser .......................            20
   Dividend and Interest Receivable .............................            18
   Prepaid Expenses .............................................             9
                                                                     ----------
      Total Assets ..............................................         8,902
                                                                     ----------
Liabilities:
   Payable for Investment Securities Purchased ..................            47
   Payable due to Administrator .................................            11
   Chief Compliance Officer Fees Payable ........................             3
   Payable due to Distributor ...................................             2
   Payable due to Trustees ......................................             1
   Other Accrued Expenses .......................................            48
                                                                     ----------
      Total Liabilities .........................................           112
                                                                     ----------
Net Assets ......................................................    $    8,790
                                                                     ==========
Net Assets Consist of:
   Paid-in Capital ..............................................    $   11,541
   Accumulated Net Realized Loss on Investments .................        (1,640)
   Net Unrealized Depreciation on Investments ...................        (1,111)
                                                                     ----------
Net Assets ......................................................    $    8,790
                                                                     ==========
Investor Class Shares:
   Outstanding Shares of Beneficial Interest(1) (unlimited
      authorization -- no par value) ............................    1,164,661
                                                                    ----------
Net Asset Value .................................................   $     7.55
                                                                    ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the year ended October 31, 2009

                                                                         HGK
                                                                    EQUITY VALUE
                                                                        FUND
                                                                    ------------
Investment Income:
   Dividend Income ..............................................     $   225
                                                                      -------
      Total Investment Income ...................................         225
                                                                      -------
Expenses:
   Administration Fees ..........................................         125
   Investment Advisory Fees .....................................          71
   Distribution Fees ............................................          20
   Chief Compliance Officer Fees ................................           9
   Transfer Agent Fees ..........................................          70
   Professional Fees ............................................          61
   Printing Fees ................................................          20
   Registration and Filing Fees .................................          19
   Trustees' Fees ...............................................           7
   Custodian Fees ...............................................           2
   Insurance and Other Fees .....................................          11
                                                                      -------
      Total Expenses ............................................         415
Less:
   Reimbursement from Investment Adviser (Note 5) ...............        (226)
   Investment Advisory Fees Waived (Note 5) .....................         (71)
   Fees Paid Indirectly (Note 4) ................................          --
                                                                      -------
      Net Expenses ..............................................         118
                                                                      -------
Net Investment Income ...........................................         107
                                                                      -------
Net Realized Loss on Investments ................................      (1,528)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments ...............................................       2,295
                                                                      -------
Net Realized and Unrealized Gain on Investments .................         767
                                                                      -------
Net Increase in Net Assets Resulting from Operations ............     $   874
                                                                      =======

Amounts designated as "--" have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the years ended October 31,

                                                                               HGK
                                                                           EQUITY VALUE
                                                                               FUND
                                                                        -----------------
                                                                          2009      2008
                                                                        -------   -------
Operations:
   Net Investment Income ............................................   $   107   $   147
   Net Realized Gain (Loss) on Investments ..........................    (1,528)      160
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ................................................     2,295    (5,782)
                                                                        -------   -------
   Net Increase (Decrease) in Net Assets Resulting from Operations ..       874    (5,475)
                                                                        -------   -------
Dividends and Distributions:
   Net Investment Income ............................................      (107)     (147)
   Net Realized Gain ................................................      (259)   (2,197)
                                                                        -------   -------
   Total Dividends and Distributions ................................      (366)   (2,344)
                                                                        -------   -------
Capital Share Transactions:
   Issued ...........................................................       296       562
   Reinvestment of Distributions ....................................       343     2,208
   Redeemed .........................................................      (766)   (4,336)
                                                                        -------   -------
   Net Decrease in Net Assets from Capital Share Transactions .......      (127)   (1,566)
                                                                        -------   -------
   Total Increase (Decrease) in Net Assets ..........................       381    (9,385)
                                                                        -------   -------
Net Assets:
   Beginning of Year ................................................     8,409    17,794
                                                                        -------   -------
   End of Year ......................................................   $ 8,790   $ 8,409
                                                                        =======   =======
Undistributed Net Investment Income .................................   $    --   $    --
                                                                        =======   =======
Share Transactions:
   Issued ...........................................................        48        53
   Reinvestment of Distributions ....................................        53       203
   Redeemed .........................................................      (119)     (440)
                                                                        -------   -------
   Net Decrease in Shares Outstanding from Share Transactions .......       (18)     (184)
                                                                        =======   =======

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year

For the years ended October 31,



         Net
        Asset                 Realized and               Dividends   Distributions
       Value,       Net        Unrealized                 from Net        From          Total
      Beginning  Investment  Gain (Loss) on  Total from  Investment     Realized    Dividends and
       of Year   Income(1)     Investments   Operations    Income        Gains      Distributions
      ---------  ----------  --------------  ----------  ----------  -------------  -------------
HGK EQUITY VALUE FUND - INVESTOR CLASS SHARES*
2009    $ 7.11      $0.09        $ 0.66        $ 0.75      $(0.09)      $(0.22)        $(0.31)
2008     13.02       0.11         (4.22)        (4.11)      (0.11)       (1.69)         (1.80)
2007     12.03       0.08          1.65          1.73       (0.08)       (0.66)         (0.74)
2006     10.77       0.10          1.91          2.01       (0.10)       (0.65)         (0.75)
2005      9.69       0.07          1.08          1.15       (0.07)          --          (0.07)

                                              Ratio of Expenses
                                                 to Average         Ratio
       Net               Net                     Net Assets         of Net
      Asset             Assets     Ratio     (Excluding Waivers,  Investment
      Value,            End of  of Expenses    Reimbursements,      Income    Portfolio
      End of   Total     Year    to Average     and Fees Paid     to Average  Turnover
       Year   Return+   (000)    Net Assets      Indirectly)      Net Assets    Rate
      ------  -------  -------  -----------  -------------------  ----------  ---------
HGK EQUITY VALUE FUND - INVESTOR CLASS SHARES*
2009  $ 7.55   11.46%  $ 8,790     1.50%             5.28%           1.36%       40%
2008    7.11  (36.28)    8,409     1.51(2)           3.40            1.08        45
2007   13.02   14.88    17,794     1.51(2)           3.01            0.63        66
2006   12.03   19.63    15,215     1.51(2)           3.43            0.89        60
2005   10.77   11.89    11,900     1.50              3.45            0.69        67

*    Formerly Class A Shares

+ Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect, if they had not been in effect, performance would have been lower.

(1)  Per share data calculated using average shares method.

(2) The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratio would have been 1.50%.

Amounts designated as "--" are either $0 or have been rounded to $0.

  The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2009

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The investment objective of the Fund is long-term appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S companies with market capitalizations of more than $5 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not being changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include:

October 31, 2009

     the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2009, there were no securities valued in accordance with the Fair Value Procedures.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2009, all of the Fund's investments are Level 1. For details of the investment classification, reference the Schedule of Investments.

     For the year ended October 31, 2009, there have been no significant changes to the Fund's fair value methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

October 31, 2009

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual fee of $125,000, plus $15,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

During the year ended October 31, 2009, the Fund earned cash management credits of $201 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the year ended October 31, 2009, were as follows (000):

Sales       $3,565
Purchases    3,046

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss)

NOTES TO FINANCIAL STATEMENTS (concluded)

October 31, 2009

or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years was as follows (000):

                  LONG-TERM
       ORDINARY    CAPITAL
        INCOME      GAIN       TOTAL
       --------   ---------   ------
2009     $107       $  259    $  366
2008     $659       $1,685    $2,344

As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income   $     4
Capital Loss Carryforwards       (1,530)
Unrealized Depreciation          (1,220)
Other Temporary Differences          (5)
                                -------
Total Accumulated Losses        $(2,751)
                                =======

For Federal income tax purposes, capital loss carry-forwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2009, there were $1,530 (000) of capital loss carryforwards, which expire October, 2017.

At October 31, 2009, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2009, were as follows (000):

Federal Tax Cost              $ 9,997
                              =======
Aggregate gross
   unrealized appreciation    $   613
Aggregate gross
   unrealized depreciation     (1,833)
                              -------
Net unrealized depreciation   $(1,220)
                              =======

8. OTHER:

At October 31, 2009, 25% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Effective December 15, 2008, all existing Class A Shares of the Fund have been reclassified as Investor Class Shares. Accordingly, the Fund no longer has a sales charge (load) imposed on purchases. Prior to December 15, 2008, the maximum front-end sales charges (load) imposed on purchases (as a percentage of offering price) was 5.50%, depending on the amount of your investment. Certain purchases may have qualified and been eligible for a reduced sales charge or a sales charge waiver.

9. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 22, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
HGK Equity Value Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the HGK Equity Value Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2009, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the HGK Equity Value Fund of The Advisors' Inner Circle Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 22, 2009

DISCLOSURE OF FUND EXPENSES

October 31, 2009

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                            BEGINNING     ENDING                 EXPENSES
                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                              VALUE       VALUE       EXPENSE    DURING
                             05/01/09    10/31/09     RATIOS      PERIOD*
                            ---------   ---------   ----------   --------
HGK EQUITY VALUE FUND
   Actual Fund Return       $1,000.00   $1,202.40      1.50%       $8.33
   Hypothetical 5% Return    1,000.00    1,017.64      1.50         7.63

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-342-5445. The following chart lists Trustees and Officers as of October 31, 2009.

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                        TERM OF                                  THE ADVISORS'
         NAME,          POSITION(S)   OFFICE AND                                  INNER CIRCLE
       ADDRESS,          HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)    FUND OVERSEEN          OTHER DIRECTORSHIPS
        AGE(1)           THE TRUST  TIME SERVED(2)      DURING PAST 5 YEARS     BY BOARD MEMBER       HELD BY BOARD MEMBER(3)
---------------------- ------------ -------------- ---------------------------- --------------- -----------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.              Chairman     (Since 1991)   Currently performs various          30       Trustee of The Advisors' Inner
NESHER                 of the Board                services on behalf of SEI                    Circle Fund II, Bishop Street
63 yrs. old            of Trustees                 Investments for which Mr.                    Funds, SEI Asset Allocation Trust,
                                                   Nesher is compensated.                       SEI Daily Income Trust, SEI
                                                                                                Institutional International Trust,
                                                                                                SEI Institutional Investments
                                                                                                Trust, SEI Institutional Managed
                                                                                                Trust, SEI Liquid Asset Trust, SEI
                                                                                                Tax Exempt Trust, and SEI Alpha
                                                                                                Strategy Portfolios, L.P., Director
                                                                                                of SEI Global Master Fund, plc, SEI
                                                                                                Global Assets Fund, plc, SEI Global
                                                                                                Investments Fund, plc, SEI
                                                                                                Investments Global, Limited, SEI
                                                                                                Investments -- Global Fund
                                                                                                Services, Limited, SEI Investments
                                                                                                (Europe), Limited, SEI Investments
                                                                                                -- Unit Trust Management (UK),
                                                                                                Limited, SEI Global Nominee Ltd.,
                                                                                                SEI Opportunity Fund, L.P., SEI
                                                                                                Structured Credit Fund, L.P., and
                                                                                                SEI Multi-Strategy Funds plc.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                        TERM OF                                  THE ADVISORS'
         NAME,          POSITION(S)   OFFICE AND                                  INNER CIRCLE
       ADDRESS,          HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)    FUND OVERSEEN          OTHER DIRECTORSHIPS
        AGE(1)           THE TRUST  TIME SERVED(2)      DURING PAST 5 YEARS     BY BOARD MEMBER       HELD BY BOARD MEMBER(3)
---------------------- ------------ -------------- ---------------------------- --------------- -----------------------------------
INDEPENDENT
BOARD MEMBERS

WILLIAM M.             Trustee      (Since 1992)   Self-employed consultant            30       Trustee of The Advisors' Inner
DORAN                                              since 2003. Partner, Morgan,                 Circle Fund II, Bishop Street
1701 Market Street                                 Lewis & Bockius LLP (law                     Funds, SEI Asset Allocation Trust,
Philadelphia, PA 19103                             firm) from 1976 to 2003,                     SEI Daily Income Trust, SEI
69 yrs. old                                        counsel to the Trust, SEI,                   Institutional International Trust,
                                                   SIMC, the Administrator and                  SEI Institutional Investments
                                                   the Distributor. Director of                 Trust, SEI Institutional Managed
                                                   SEI Investments since 1974.                  Trust, SEI Liquid Asset Trust, SEI
                                                   Secretary of SEI Investments                 Tax Exempt Trust, and SEI Alpha
                                                   since 1978.                                  Strategy Portfolios, L.P., Director
                                                                                                of SEI since 1974. Director of the
                                                                                                Distributor since 2003. Director of
                                                                                                SEI Investments -- Global Fund
                                                                                                Services, Limited, SEI Investments
                                                                                                Global, Limited, SEI Investments
                                                                                                (Europe), Limited, SEI Investments
                                                                                                (Asia), Limited and SEI Asset Korea
                                                                                                Co., Ltd., SEI Global Nominee
                                                                                                Limited and SEI Investments Unit
                                                                                                Trust Management (UK) Limited.

JAMES M.               Trustee      (Since 1994)   Attorney, sole practitioner         30       Trustee of The Advisors' Inner
STOREY                                             since 1994. Partner, Dechert                 Circle Fund II, Bishop Street Funds
78 yrs. old                                        Price & Rhoads (law firm),                   and U.S. Charitable Gift Trust, SEI
                                                   September 1987- December                     Asset Allocation Trust, SEI Daily
                                                   1993.                                        Income Trust, SEI Institutional
                                                                                                International Trust, SEI
                                                                                                Institutional Investments Trust,
                                                                                                SEI Institutional Managed Trust,
                                                                                                SEI Liquid Asset Trust, SEI Tax
                                                                                                Exempt Trust, and SEI Alpha
                                                                                                Strategy Portfolios, L.P.

GEORGE J.            Trustee       (Since 1999)    Chief Executive Officer,            30       Trustee of The Advisors' Inner
SULLIVAN, JR.                                      Newfound Consultants Inc.                    Circle Fund II, Bishop Street
66 yrs. old                                        since April 1997.                            Funds, State Street Navigator
                                                                                                Securities Lending Trust, SEI Asset
                                                                                                Allocation Trust, SEI Daily Income
                                                                                                Trust, SEI Institutional
                                                                                                International Trust, SEI
                                                                                                Institutional Investments Trust,
                                                                                                SEI Institutional Managed Trust,
                                                                                                SEI Liquid Asset Trust, SEI Tax
                                                                                                Exempt Trust, and SEI Alpha
                                                                                                Strategy Portfolios, L.P., Director
                                                                                                of SEI Opportunity Fund, L.P., and
                                                                                                SEI Structured Credit Fund, L.P.
                                                                                                Member of the independent review
                                                                                                committee for SEI's
                                                                                                Canadian-registered mutual funds.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                                 THE ADVISORS'
                                        TERM OF                                   INNER CIRCLE
         NAME,          POSITION(S)   OFFICE AND                                 FUND OVERSEEN
       ADDRESS,          HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)       BY BOARD            OTHER DIRECTORSHIPS
        AGE(1)           THE TRUST  TIME SERVED(2)      DURING PAST 5 YEARS      MEMBER/OFFICER   HELD BY BOARD MEMBER/OFFICER(3)
---------------------- ------------ -------------- ---------------------------- --------------- -----------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)

BETTY L.               Trustee      (Since 2005)   Vice President Compliance,          30       Trustee of The Advisors' Inner
KRIKORIAN                                          AARP Financial Inc. since                    Circle Fund II and Bishop Street
66 yrs. old                                        2008. Self-employed Legal                    Funds.
                                                   and Financial Services
                                                   Consultant since 2003.
                                                   Counsel, State Street Bank
                                                   Global Securities and Cash
                                                   Operations from 1995 to
                                                   2003.

CHARLES E.             Trustee      (Since 2005)   Self-employed Business              30       Trustee of The Advisors' Inner
CARLBOM                                            Consultant, Business Project                 Circle Fund II and Bishop Street
75 yrs. old                                        Inc. since 1997. CEO and                     Funds. Director of Oregon Transfer
                                                   President, United Grocers                    Co.
                                                   Inc. from 1997 to 2000.

MITCHELL A.            Trustee      (Since 2005)   Retired.                            30       Director, Federal Agricultural
JOHNSON                                                                                         Mortgage Corporation. Trustee of
67 yrs. old                                                                                     The Advisors' Inner Circle Fund II
                                                                                                and Bishop Street Funds.

JOHN K.                Trustee      (Since 2008)   CEO, Office of Finance, FHL         30       Director of Federal Home Loan Bank
DARR                                               Banks from 1992 to 2007.                     of Pittsburgh and Manna, Inc. and
65 yrs. old                                                                                     Trustee of The Advisors' Inner
                                                                                                Circle Fund II and Bishop Street
                                                                                                Funds.

OFFICERS

PHILIP T.              President    (Since 2008)   Managing Director of SEI           N/A                       N/A
MASTERSON                                          Investments since 2006. Vice
45 yrs. old                                        President and Assistant
                                                   Secretary of the
                                                   Administrator from 2004 to
                                                   2006. General Counsel of
                                                   Citco Mutual Fund Services
                                                   from 2003 to 2004. Vice
                                                   President and Associate
                                                   Counsel for the Oppenheimer
                                                   Funds from 2001 to 2003.

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                        TERM OF                                  THE ADVISORS'
         NAME,          POSITION(S)   OFFICE AND                                  INNER CIRCLE
       ADDRESS,          HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)    FUND OVERSEEN
        AGE(1)           THE TRUST    TIME SERVED       DURING PAST 5 YEARS        BY OFFICER   OTHER DIRECTORSHIPS HELD BY OFFICER
---------------------- ------------ -------------- ---------------------------- --------------- -----------------------------------
OFFICERS (CONTINUED)

MICHAEL                Treasurer,   (Since 2005)   Director, SEI Investments,         N/A                       N/A
LAWSON                 Controller                  Fund Accounting since July
49 yrs. old            and Chief                   2005. Manager, SEI
                       Financial                   Investments, Fund Accounting
                       Officer                     from April 1995 to February
                                                   1998 and November 1998 to
                                                   July 2005.

RUSSELL                Chief        (Since 2006)   Chief Compliance Officer of        N/A                       N/A
EMERY                  Compliance                  SEI Structured Credit Fund,
46 yrs. old            Officer                     L.P. and SEI Alpha Strategy
                                                   Portfolios, L.P. since June
                                                   2007. Chief Compliance
                                                   Officer of SEI Opportunity
                                                   Fund, L.P., SEI
                                                   Institutional Managed Trust,
                                                   SEI Asset Allocation Trust,
                                                   SEI Institutional
                                                   International Trust, SEI
                                                   Institutional Investments
                                                   Trust, SEI Daily Income
                                                   Trust, SEI Liquid Asset
                                                   Trust and SEI Tax Exempt
                                                   Trust since March 2006.
                                                   Director of Investment
                                                   Product Management and
                                                   Development, SEI
                                                   Investments, since February
                                                   2003; Senior Investment
                                                   Analyst - Equity Team, SEI
                                                   Investments, from March 2000
                                                   to February 2003.

JOSEPH M.              Vice         (Since 2007)   Corporate Counsel of SEI           N/A                       N/A
GALLO                  President                   since 2007; Associate
36 yrs. old            and                         Counsel, ICMA Retirement
                       Secretary                   Corporation 2004-2007;
                                                   Federal Investigator, U.S.
                                                   Department of Labor
                                                   2002-2004; U.S. Securities
                                                   and Exchange
                                                   Commission-Division of
                                                   Investment Management, 2003.

CAROLYN F.             Vice         (Since 2007)   Corporate Counsel of SEI           N/A                       N/A
MEAD                   President                   since 2007; Associate,
52 yrs. old            and                         Stradley, Ronon, Stevens &
                       Assistant                   Young (law firm) 2004-2007;
                       Secretary                   Counsel, ING Variable
                                                   Annuities, 1999-2002.

----------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                        TERM OF                                  THE ADVISORS'
         NAME,          POSITION(S)   OFFICE AND                                  INNER CIRCLE
       ADDRESS,          HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)    FUND OVERSEEN
        AGE(1)           THE TRUST    TIME SERVED       DURING PAST 5 YEARS        BY OFFICER   OTHER DIRECTORSHIPS HELD BY OFFICER
---------------------- ------------ -------------- ---------------------------- --------------- -----------------------------------
OFFICERS (CONTINUED)

JAMES                  Vice         (Since 2004)   Employed by SEI Investments        N/A                       N/A
NDIAYE                 President                   Company since 2004. Vice
41 yrs. old            and                         President, Deutsche Asset
                       Assistant                   Management from 2003-2004.
                       Secretary                   Associate, Morgan, Lewis &
                                                   Bockius LLP (law firm) from
                                                   2000-2003. Counsel,
                                                   Assistant Vice President,
                                                   ING Variable Annuities Group
                                                   from 1999-2000.

TIMOTHY D.             Vice         (Since 2000)   General Counsel, Vice              N/A                       N/A
BARTO                  President                   President and Secretary of
41 yrs. old            and                         SEI Investments Global Funds
                       Assistant                   Services since 1999;
                       Secretary                   Associate, Dechert (law
                                                   firm) from 1997- 1999;
                                                   Associate, Richter, Miller &
                                                   Finn (law firm) from
                                                   1994-1997.

MICHAEL                Vice         (Since 2009)   Director of Client Services        N/A                       N/A
BEATTIE                President                   at SEI since 2004.
44 yrs. old

ANDREW S.              AML Officer  (Since 2008)   Compliance Officer and             N/A                       N/A
DECKER                                             Product Manager, SEI,
46 yrs. old                                        2005-2008. Vice President,
                                                   Old Mutual Capital,
                                                   2000-2005. Operations
                                                   Director, Prudential
                                                   Investments, 1998- 2000.

----------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

October 31, 2009 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 19-20, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser's history, ownership structure and assets under management. The Adviser's representative then reviewed the Adviser's investment personnel and best execution practices. The Adviser's representative noted that the Adviser had added sales and marketing personnel during the past year and discussed the Adviser's distribution initiatives. The representative reviewed the Adviser's business plan for the growth of Fund assets, and noted current efforts to place the Fund on certain distribution platforms. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (concluded)

October 31, 2009 (Unaudited)

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the performance of the Fund over various periods and since the Fund's inception. The Board also compared the Fund's performance to its benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, outlining current market conditions and explaining the Adviser's expectations and strategies for the future. Based on this information, the Board concluded that the Fund's performance was favorable relative to its benchmark over various periods of time and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided and concluded such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund's total fees and expenses, after waivers, were within the range of fees and expenses incurred by other peer funds. The Board concluded that the Fund's advisory fee was the result of arm's length negotiations and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                             NOTICE TO SHAREHOLDERS
                                       OF
                            THE HGK EQUITY VALUE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                                QUALIFYING FOR
  LONG TERM        ORDINARY                        CORPORATE      QUALIFYING     INTEREST       SHORT-TERM
 CAPITAL GAIN       INCOME          TOTAL        DIVIDENDS REC.    DIVIDEND       RELATED      CAPITAL GAIN
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)    INCOME (2)   DIVIDENDS (3)   DIVIDENDS (4)
-------------   -------------   -------------   ---------------   ----------   -------------   -------------
    68.78%          31.22%         100.00%          100.00%         100.00%        0.25%           0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTOR. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

     THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2009. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2009 FORM 1099-DIV.

TRUST:
The Advisors' Inner Circle Fund

FUND:
HGK Equity Value Fund

ADVISER:
HGK Asset Management, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

For information call: 1-877-DIAL-HGK

HGK-AR-001-0800

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                                2009                                                 2008
                        --------------------------------------------------  -----------------------------------------------------
                           All fees          All fees       All other fees    All fees         All fees         All other fees
                             and               and          and services        and              and             and services
                         services to       services to        to service      services       services to          to service
                          the Trust          service       affiliates that  to the Trust       service          affiliates that
                          that were      affiliates that   did not require    that were    affiliates that         did not
                         pre-approved   were pre-approved    pre-approval   pre-approved  were pre-approved  require pre-approval
                        -------------  ------------------  ---------------   -----------  -----------------  --------------------
(a) Audit Fees             $232,354            $0                 $0          $246,200            $0                   $0
(b) Audit-Related Fees      $   0              $0                 $0          $      0            $0                   $0
(c) Tax Fees                $   0              $0                 $0          $      0            $0                   $0
(d) All Other Fees          $   0              $0                 $0          $      0            $0                   $0

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                                 2009                                             2008
                        --------------------------------------------------  -----------------------------------------------------
                                                            All other fees                                         All other fees
                        All fees and                         and services                                           and services
                         services to      All fees and        to service     All fees and       All fees and         to service
                         the Trust    services to service  affiliates that  services to the   services to service  affiliates that
                         that were      affiliates that    did not require  Trust that were  affiliates that were  did not require
                        pre-approved   were pre-approved     pre-approval     pre-approved       pre-approved        pre-approval
                        ------------  -------------------  ---------------  ---------------  --------------------  ---------------
(a) Audit Fees             $245,808           N/A                 N/A            $316,360            N/A                   N/A
(b) Audit-Related Fees       N/A              N/A                 N/A                 N/A            N/A                   N/A
(c) Tax Fees                 N/A              N/A                 N/A                 N/A            N/A                   N/A
(d) All Other Fees           N/A              N/A                 N/A                 N/A            N/A                   N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%    N/A
Tax Fees              0%    N/A
All Other Fees        0%    N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO

Date: January 4, 2010

* Print the name and title of each signing officer under his or her signature.